Derivatives - Summary Of Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
For fair value hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		₩ 0	₩ 0
Carrying amounts of the hedging item, liabilities		3,943,224	3,076,983
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 142,902	₩ (199,804)
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (58,306)	₩ 257,911
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	0	0
For cash flow hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		179,945	229,892
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ 2,433	₩ (3,742)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	25	2,531
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		346,388	342,019
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ 22,914	₩ (23,296)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	(8,819)	8,648
For cash flow hedging | Foreign currencies translation risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		406,059	752,901
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (13,419)	₩ 11,256
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	(11,416)	(24,600)
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		1,113,989	1,095,442
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Foreign operations net asset	Foreign operations net asset
Changing in fair value used for calculating hedge ineffectiveness		₩ 19,088	₩ 28,553
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	₩ (34,750)	₩ (38,797)

[1]	After tax amount